Employee Benefit Plans (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Employee Benefit Plan Costs
Pension and postretirement costs	[1]	$ 81	$ 965	$ 834
Defined contribution plan costs	[1]	$ 71	$ 357	$ 367

[1]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.